Segment Reporting - Schedule of Significant Expense Categories Regularly Reviewed by CODM (Details) - CODM [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Significant Expense Categories Regularly Reviewed by CODM [Line Items]
Net revenues		$ 42	$ 56	$ 166	$ 183
Costs and operating expenses:
Cost of goods sold		203	187	663	585
Research and development		2,700	2,757	7,933	7,708
Sales and marketing		405	394	1,124	1,216
General and administrative		2,442	1,690	6,331	5,381
Total costs and operating expenses		5,750	5,028	16,051	14,890
Operating loss		(5,708)	(4,972)	(15,885)	(14,707)
Other income (expense):
Other segment items	[1]	(308)	(737)	312	(1,028)
Interest expense, related party		(471)	(264)	(1,590)	(432)
Other income (expense), net		5	13	(7)	(10)
Total other income (expense), net		(774)	(988)	(1,285)	(1,470)
Net loss		$ (6,482)	$ (5,960)	$ (17,170)	$ (16,177)

[1]	Other segment items include the change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of private warrant liability and change in fair value of publicly traded warrant liability.